Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax [Abstract]
Schedule of Deferred Income Taxes

The following table sets forth the components of deferred income taxes as of March 31, 2014 and December 31, 2013:

	March 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating losses - U.S.	$102,936	$1,195,355
Deferred revenue	-	19,223
	102,936	1,214,578
Valuation allowance	(102,936)	(1,214,578)
Deferred tax assets, net	$-	$-

The following table sets forth the components of deferred income taxes as of December 31, 2013 and 2012:

	December 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating losses - U.S.	$1,195,355	$129,630
Net operating losses - PRC and Hong Kong	-	68,625
Deferred revenue	19,223	19,703

	1,214,578	217,958
Valuation allowance	(1,214,578)	(217,958)
Deferred tax assets, net	$-	$-